Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Managed Pool Series
Entity Central Index Key	0001340579
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000030208
Shareholder Report [Line Items]
Fund Name	Federated Hermes Corporate Bond Strategy Portfolio
Trading Symbol	FCSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Corporate Bond Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Corporate Bond Strategy Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 116,462,956
Holdings Count | Holding	410
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$116,462,956 Number of Investments410 Portfolio Turnover9%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.5%
Foreign Government/Agency	2.1%
Cash Equivalents	3.2%
Corporate Bonds	93.5%

Material Fund Change [Text Block]
C000030209
Shareholder Report [Line Items]
Fund Name	Federated Hermes High Yield Strategy Portfolio
Trading Symbol	FHYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes High Yield Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes High Yield Strategy Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 100,210,062
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$100,210,062 Number of Investments2 Portfolio Turnover6%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)Footnote Reference1

Value	Value
Independent Energy	3.7%
Gaming	4.0%
Cash Equivalents	4.0%
Automotive	4.2%
Midstream	4.2%
Building Materials	4.6%
Health Care	5.6%
Cable Satellite	5.8%
Insurance - P&C	9.4%
Technology	12.6%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000030211
Shareholder Report [Line Items]
Fund Name	Federated Hermes Mortgage Strategy Portfolio
Trading Symbol	FMBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Mortgage Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Mortgage Strategy Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 990,492,851
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$990,492,851 Number of Investments2 Portfolio Turnover8%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Agency Risk Transfer Securities	0.3%
Non-Agency Mortgage-Backed Securities	1.3%
Asset-Backed Securities	2.6%
Cash Equivalents	3.1%
Collaterized Mortgage Obligations	11.6%
U.S. Government Agency Mortgage-Backed Securities	93.8%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]